Prospectus supplement dated December 28, 2015
to the following prospectus(es):
NLIC Options prospectus dated May 1, 2015
Market Street VIP/2 Annuity (NLAIC) prospectus dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
•	Effectively immediately, the American Century NVIT Growth Fund is renamed "NVIT Growth Fund." All references in the prospectus to the American Century NVIT Growth Fund are updated accordingly.
•	On December 9, 2015, the Board of Trustees of the Trust approved the termination of American Century Investment Management, Inc. ("American Century") as subadviser to the NVIT Growth Fund (the "Fund"), and approved the appointment of Boston Advisors, LLC ("Boston Advisors") to subadvise the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Large Cap Growth Fund (the "Fund"), and approved the appointment of Boston Advisors, LLC ("Boston Advisors") to subadvise the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
•	On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of The Boston Company Asset Management, LLC ("The Boston Company") as subadviser to the NVIT Emerging Markets Fund (the "Fund"), and approved the appointment of Lazard Asset Management LLC ("Lazard") to subadvise the Fund. This change is anticipated to take effect on or about February 1, 2016 (the "Effective Date").
•	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust (the "Trust") held on December 9, 2015, the Board approved the termination of Neuberger Berman Management LLC ("Neuberger Berman") as subadviser to the NVIT Multi-Manager Small Company Fund (the "Fund"), and approved the appointment of Jacobs Levy Equity Management, Inc. ("Jacobs Levy") as a new subadviser to the Fund. This change is anticipated to take effect on or before December 31, 2015 (the "Effective Date").
GWP-0571